Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events
Note 16 - Subsequent Events

Note 14 - Subsequent Events

On August 9, 2021, the Company notified the remaining holders of the secured convertible promissory notes issued in 2013 that the Company would be prepaying the remaining outstanding principal balance on such notes which totals $20,000 on August 24, 2021. Such holders shall have the option to convert the outstanding principal balance into shares of common stock of the Company at a conversion rate of $0.50 per share at any time before August 18, 2021.

Note 16 – Subsequent Events

See Note 11 for information on the agreements entered into between July 2020 and January 2021with each of the four major utility defendants in the patent litigation commenced in 2019, two of which agreements were entered into in January 2021 and which provide such defendants and their affiliated entities a non-exclusive license to certain Company patents (related to the Company’s two-part Sorbent Enhancement Additive (SEA®) process) for use in connection with such parties’ coal-fired power plants.

See Note 7 for information on loan proceeds in the amount of $299,300 which the Company received on April 14, 2020 from First International Bank & Trust pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), which was enacted on March 27, 2020. Such loan was forgiven in January 2021 pursuant to the applicable PPP requirements.

From January 27, 2021 to January 31, 2021, the Company issued 494,400 shares of common stock to certain holders of convertible promissory notes issued in 2013, 2018 and 2019 as payment for accrued interest due on January 1, 2021 in the aggregate amount of $247,200, based upon a rate of $0.50 per share.

From February 8, 2021 to February 15, 2021, the Company issued 1,880,000 shares of common stock to certain holders of convertible promissory notes issued in 2013 for the conversion of the outstanding principal of such notes in the aggregate amount of $940,000, based upon a conversion rate of $0.50 per share.

From January 23, 2021 to February 16, 2021, the Company issued 705,166 shares of common stock to certain warrant holders upon the cash exercise of warrants to purchase an aggregate of 705,166 shares of common stock at an exercise price of $0.35 per share or $246,808 in the aggregate.

On February 17, 2021, the Company issued 97,675 shares of common stock to a certain warrant holder upon the cashless exercise of a warrant to purchase 150,000 shares of common stock at an exercise price of $0.45 per share based upon a market value of $1.29 per share as determined under the terms of the warrant.

On March 8, 2021, the Company issued an aggregate of 97,015 shares of common stock to certain warrant holders upon the cashless exercise of warrants to purchase an aggregate of 175,000 shares of common stock at an exercise price of $0.70 per share based upon market values from $1.44 to $1.63 per share as determined under the terms of the warrants.

From February 26, 2021 to March 8, 2021, the Company issued 790,000 shares of common stock to certain holders of convertible promissory notes issued in 2018 and 2019 for the conversion of the outstanding principal of such notes in the aggregate amount of $395,000, based upon a conversion rate of $0.50per share.

On March 17, 2021, as a result of the election by the Company to force convert all of the outstanding principal of certain convertible promissory notes issued in 2018 if the closing price of the Company’s common stock exceeds $1.00 per share for 10 consecutive trading days, the Company issued 1,030,000 shares of common stock to such holders for the conversion of the remaining outstanding principal of such notes in the aggregate amount of $515,000, based upon a conversion rate of $0.50 per share.

On March 23, 2021, and pursuant to a consulting agreement dated November 1, 2020, as amended on March 19, 2021, with a nonaffiliated third party, the Company issued 500,000 shares of common stock to such party as part of its compensation thereunder.

On March 30, 2021, and pursuant to a business development agreement dated March 30, 2021 with a nonaffiliated third party, the Company issued 25,000 shares of common stock to such party for its compensation thereunder.

See Note 7 for information on a one-year secured loan in the principal amount of $200,000 which the Company received on February 25, 2020. Such loan was repaid in full in February 2021.

In February 2021, the Company received second draw loan proceeds in the amount of $299,380 from First International Bank & Trust pursuant to the Paycheck Protection Program (the “Second PPP Loan”) under the CARES Act. The Second PPP Loan is in the form of a Note dated February 2, 2021, matures on April 14, 2026 and bears interest at a rate of 1.0% per annum, with one interest payment on February 2, 2022, 47 monthly consecutive principal and interest payments of $6,366.89 each, beginning March 2, 2022, and one final principal and interest payment of $6,366.92 on February 2, 2026. The principal and accrued interest under the Second PPP Loan is forgivable after eight or twenty-four weeks if the Company uses the Second PPP Loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise complies with the PPP requirements.